Investments in associates and joint ventures (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Current assets	$ 761,134	$ 701,862
Long-Lived Assets	3,456,087	3,630,951
Current liabilities	(399,182)	(521,194)
Non-current liabilities	(788,474)	(747,992)
Shareholders' equity, reported	3,029,565	3,063,627	$ 3,047,213	$ 3,389,236
Investments in associates	1,473,382	1,536,887	1,536,607
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Current assets	1,485,537	1,563,874
Long-Lived Assets	6,069,175	6,127,133
Current liabilities	(408,754)	(510,790)
Non-current liabilities	(2,037,086)	(1,991,055)
Shareholders' equity, reported	5,108,872	5,189,162	$ 4,839,281	$ 4,498,374
Group's interest	1,000,521	1,016,245
Goodwill	107,763	107,763
Investments in associates	$ 1,108,284	$ 1,124,008